Federated Hermes Government Obligations Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Advisor Shares [Member] | Federated Hermes Government Obligations Fund | AVR
Prospectus [Line Items]
Annual Return [Percent]	5.19%	5.03%	1.56%	0.02%	0.39%